Share-based compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of classes of share capital [line items]
Weighted average share price	CAD 1.56	CAD 2.37
Employer contributions to employee retirement savings plan percentage of employee contribution	150.00%
Percentage of employees contribution	10.00%
2019 [member]
Disclosure of classes of share capital [line items]
Employer contributions to employee retirement savings plan percentage of employee contribution	125.00%
After year two [member]
Disclosure of classes of share capital [line items]
Employer contributions to employee retirement savings plan percentage of employee contribution	100.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Number of options outstanding,	640,705	745,851
Current liability	CAD 1,000,000	CAD 2,000,000